SMEAD VALUE FUND
Schedule of Investments
February 28, 2025 (Unaudited)
	Shares	Value
COMMON STOCKS 95.23%
Banks 12.94%
Bank of America Corp.	5,149,799	$237,405,734
Fifth Third Bancorp	1,804,481	78,440,789
JPMorgan Chase & Co.	898,066	237,673,167
M&T Bank Corp.	400,653	76,813,193
Western Alliance Bancorp	1,095,473	95,218,513
		725,551,396
Consumer Durables & Apparel 13.02%
DR Horton, Inc.	2,041,197	258,844,192
Lennar Corp. – Class A	2,162,956	258,754,426
NVR, Inc. (a)	29,372	212,817,176
		730,415,794
Diversified Financials 9.05%
American Express Co.	1,117,459	336,310,461
Berkshire Hathaway, Inc. – Class B (a)	172,002	88,379,788
Credit Acceptance Corp. (a)	168,637	83,035,172
		507,725,421
Energy 21.65%
APA Corp.	10,562,016	218,633,731
Cenovus Energy, Inc. (b)	11,795,110	163,138,173
ConocoPhillips	1,781,805	176,665,966
Devon Energy Corp.	4,768,554	172,717,026
Occidental Petroleum Corp.	5,341,128	260,860,691
Ovintiv, Inc.	5,113,043	222,212,849
		1,214,228,436
Media & Entertainment 0.96%
Sirius XM Holdings, Inc.	2,232,308	53,999,531
Pharmaceuticals, Biotechnology & Life Sciences 10.22%
Amgen, Inc.	951,581	293,144,043
Merck & Co., Inc.	3,034,166	279,901,813
		573,045,856
Real Estate 12.83%
Macerich Co. (The) – REIT	16,572,157	298,961,713
Millrose Properties, Inc. – REIT (a)	1,081,478	24,722,587
Simon Property Group, Inc. – REIT	2,125,925	395,613,383
		719,297,683
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SMEAD VALUE FUND
Schedule of Investments (Continued)
February 28, 2025 (Unaudited)
	Shares	Value
Retailing 10.31%
eBay, Inc.	3,023,276	$195,726,888
Home Depot, Inc.	418,868	166,123,049
Target Corp.	1,239,282	153,968,395
Ulta Beauty, Inc. (a)	170,277	62,382,682
		578,201,014
Semiconductors & Semiconductor Equipment 1.56%
QUALCOMM, Inc.	557,748	87,661,253
Transportation 2.69%
U-Haul Holding Co. (a)	307,817	21,316,327
U-Haul Holding Co. (Non Voting)	2,106,129	129,632,240
		150,948,567
TOTAL COMMON STOCKS (Cost $4,436,908,545)		5,341,074,951
SHORT-TERM INVESTMENTS 4.82%
Money Market Fund 4.82%
Northern Institutional Treasury Portfolio — Premier Class, 4.19% (c)	270,618,316	270,618,316
TOTAL SHORT-TERM INVESTMENTS (Cost $270,618,316)		270,618,316
TOTAL INVESTMENTS (Cost $4,707,526,861) 100.05%		5,611,693,267
Other Assets in Excess of Liabilities -0.05%		(2,799,949)
TOTAL NET ASSETS 100%		$5,608,893,318

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate shown is the 7-day annualized yield as of February 28, 2025.

REIT	— Real Estate Investment Trust
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Smead Capital Management, Inc. for the purpose of Industry Classification in the Schedule of Investments.

SMEAD INTERNATIONAL VALUE FUND
Schedule of Investments
February 28, 2025 (Unaudited)
	Shares	Value
COMMON STOCKS 88.06%
Australia 2.12%
Materials 2.12%
Whitehaven Coal Ltd.	942,857	$3,319,235
Austria 9.07%
Financials 9.07%
BAWAG Group AG (a),(b)	139,591	14,197,588
Canada 26.28%
Consumer Staples 0.90%
Alimentation Couche-Tard, Inc.	28,514	1,417,668
Energy 21.76%
Cenovus Energy, Inc.	713,777	9,872,250
Imperial Oil Ltd.	58,954	3,997,096
MEG Energy Corp.	672,430	10,466,994
Strathcona Resources Ltd.	544,590	9,715,478
		34,051,818
Materials 3.62%
West Fraser Timber Co. Ltd.	71,284	5,664,288
		41,133,774
Denmark 4.45%
Consumer Discretionary 4.45%
Pandora AS	39,313	6,960,754
Italy 10.61%
Financials 10.61%
Assicurazioni Generali SpA	208,218	6,876,960
UniCredit SpA	184,673	9,729,359
		16,606,319
Japan 3.32%
Consumer Discretionary 3.32%
Subaru Corp.	280,497	5,198,836
Netherlands 1.31%
Communications 1.31%
Universal Music Group NV	73,377	2,048,136

SMEAD INTERNATIONAL VALUE FUND
Schedule of Investments (Continued)
February 28, 2025 (Unaudited)
	Shares	Value
Norway 4.16%
Industrials 4.16%
Frontline PLC	403,758	$6,507,844
South Africa 1.86%
Materials 1.86%
Thungela Resources Ltd.	492,887	2,910,189
Spain 4.10%
Financials 4.10%
Bankinter SA	659,508	6,414,116
Switzerland 2.94%
Health Care 2.94%
Roche Holding AG	13,817	4,602,007
United Kingdom 16.62%
Consumer Discretionary 5.83%
Burberry Group PLC	415,026	5,751,692
Next PLC	26,688	3,375,906
		9,127,598
Financials 7.41%
Barclays PLC	1,633,781	6,479,065
NatWest Group PLC	843,272	5,109,405
		11,588,470
Materials 3.38%
Glencore PLC (b)	1,326,874	5,295,509
		26,011,577
United States 1.22%
Energy 1.22%
Occidental Petroleum Corp.	39,303	1,919,559
TOTAL COMMON STOCKS (Cost $111,193,499)		137,829,934
PREFERRED STOCKS 5.48%
Germany 5.48%
Consumer Discretionary 5.48%
Dr Ing hc F Porsche AG, 4.09% (a),(c)	16,278	952,729
Porsche Automobil Holding SE, 6.82% (c)	91,057	3,551,303
Volkswagen AG, 8.72% (c)	37,789	4,074,443
TOTAL PREFERRED STOCKS (Cost $12,952,850)		8,578,475

SMEAD INTERNATIONAL VALUE FUND
Schedule of Investments (Continued)
February 28, 2025 (Unaudited)
	Shares	Value
WARRANTS 1.57%
United States 1.57%
Energy 1.57%
Occidental Petroleum Corp., Exp. 7/6/2027, Strike $22.00 (b)	91,175	2,453,519
TOTAL WARRANTS (Cost $967,829)		2,453,519
SHORT-TERM INVESTMENTS 3.72%
Money Market Fund 3.72%
Northern Institutional Treasury Portfolio — Premier Class, 4.19% (d)	5,817,167	5,817,167
TOTAL SHORT-TERM INVESTMENTS (Cost $5,817,167)		5,817,167
TOTAL INVESTMENTS (Cost $130,931,345) 98.83%		154,679,095
Other Assets in Excess of Liabilities 1.17%		1,830,053
TOTAL NET ASSETS 100.00%		$156,509,148

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2025, the value of this security totaled $15,150,317 or 9.68% of net assets.
(b)	Non-income producing security.
(c)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(d)	The rate shown is the 7-day annualized yield as of February 28, 2025.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Smead Capital Management, Inc. for the purpose of Industry Classification in the Schedule of Investments.
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